--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Statement of Assets and Liabilities.....................        2
    Statement of Operations.................................        3
    Statements of Changes in Net Assets.....................        4
    Financial Highlights....................................        5
    Notes to Financial Statements...........................      6-7
    Report of Independent Certified Public Accountants......        8

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS
 SERIES
    Performance Chart.......................................        9
    Schedule of Investments.................................    10-15
    Statement of Assets and Liabilities.....................       16
    Statement of Operations.................................       17
    Statements of Changes in Net Assets.....................       18
    Financial Highlights....................................       19
    Notes to Financial Statements...........................    20-21
    Report of Independent Certified Public Accountants......       22

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
SEPTEMBER 1997-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

        EMERGING MARKETS   MSCI EMERGING MARKETS
          PORTFOLIO II    FREE INDEX (PRICE ONLY)
             $9,950               $10,000
Sep 97           $10,366                  $10,261
Oct 97            $8,848                   $8,569
Nov 97            $8,432                   $8,251
Dec 97            $8,373                   $8,431
Jan 98            $8,226                   $7,763
Feb 98            $9,021                   $8,569
Mar 98            $9,350                   $8,912
Apr 98            $9,202                   $8,798
May 98            $8,147                   $7,565
Jun 98            $7,432                   $6,756
Jul 98            $7,738                   $6,946
Aug 98            $5,787                   $4,912
Sep 98            $5,809                   $5,210
Oct 98            $6,763                   $5,752
Nov 98            $7,455                   $6,224
Dec 98            $7,673                   $6,111
Jan 99            $7,500                   $6,008
Feb 99            $7,581                   $6,062
Mar 99            $8,270                   $6,842
Apr 99            $9,774                   $7,678
May 99            $9,786                   $7,610
Jun 99           $10,727                   $8,457
Jul 99           $10,566                   $8,215
Aug 99           $10,531                   $8,284
Sep 99           $10,198                   $7,993
Oct 99           $10,589                   $8,156
Nov 99           $11,577                   $8,884
Dec 99           $13,355                  $10,003
Jan 00           $13,159                  $10,043
Feb 00           $12,812                  $10,172
Mar 00           $12,915                  $10,206
Apr 00           $12,082                   $9,224
May 00           $11,423                   $8,823
Jun 00           $11,666                   $9,105
Jul 00           $10,983                   $8,626
Aug 00           $11,111                   $8,656
Sep 00           $10,312                   $7,889
Oct 00            $9,663                   $7,313
Nov 00            $9,061                   $6,670

         ANNUALIZED                                      FROM
         TOTAL RETURN (%)            ONE YEAR       SEPTEMBER 1997
         ---------------------------------------------------------
                                      -22.12            -2.99

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company
  (Cost $12,200)++ at Value.................................  $    10,450
Receivables:
  Investment Securities Sold................................           43
  Due from Sponsor..........................................           12
Prepaid Expenses and Other Assets...........................           19
                                                              -----------
    Total Assets............................................       10,524
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................           43
Accrued Expenses and Other Liabilities......................           16
                                                              -----------
    Total Liabilities.......................................           59
                                                              -----------

NET ASSETS..................................................  $    10,465
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................    1,337,293
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      7.83
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    13,834
Undistributed Net Investment Income.........................           12
Accumulated Net Realized Loss...............................       (1,620)
Accumulated Net Realized Foreign Exchange Loss..............           (9)
Unrealized Depreciation of Investment Securities............       (1,750)
Unrealized Net Foreign Exchange Loss........................           (2)
                                                              -----------
    Total Net Assets........................................  $    10,465
                                                              ===========

--------------

++ The cost for federal income tax purposes is $12,377.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Received from The DFA Investment
    Trust Company...........................................         $   174
                                                                     -------

EXPENSES
  Administrative Services...................................              52
  Accounting & Transfer Agent Fees..........................              10
  Filing Fees...............................................              14
  Shareholders' Reports.....................................              15
  Other.....................................................               8
                                                                     -------
    Total Expenses..........................................              99
    Less: Fees Waived.......................................             (52)
                                                                     -------
        Net Expenses........................................              47
                                                                     -------
NET INVESTMENT INCOME.......................................             127
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain on Investment Securities Sold...........           1,091
  Net Realized Loss on Foreign Currency Transactions........              (9)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................          (3,925)
    Translation of Foreign Currency Denominated Amounts.....              (2)
                                                                     -------
  NET LOSS ON INVESTMENT SECURITIES.........................          (2,845)
                                                                     -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(2,718)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2000            1999
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $     127        $     98
  Net Realized Gain (Loss) on Investment Securities Sold....             1,091          (1,540)
  Net Realized Loss on Foreign Currency Transactions........                (9)             (6)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................            (3,925)          5,703
    Translation of Foreign Currency Denominated Amounts.....                (2)             --
                                                                     ---------        --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................            (2,718)          4,255
                                                                     ---------        --------

Distributions From:
  Net Investment Income.....................................              (111)            (76)
  Net Realized Gains........................................                --              --
                                                                     ---------        --------
    Total Distributions.....................................              (111)            (76)
                                                                     ---------        --------
Capital Share Transactions (1):
  Shares Issued.............................................             7,388           6,536
  Shares Issued in Lieu of Cash Distributions...............               111              76
  Shares Redeemed...........................................            (7,793)         (3,738)
                                                                     ---------        --------
    Net Increase (Decrease) from Capital Share
      Transactions..........................................              (294)          2,874
Capital Contribution From Sponsor...........................               112              86
                                                                     ---------        --------
    Total Increase (Decrease)...............................            (3,011)          7,139
NET ASSETS
    Beginning of Period.....................................            13,476           6,337
                                                                     ---------        --------
    End of Period...........................................         $  10,465        $ 13,476
                                                                     =========        ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................               741           1,084
   Shares Issued in Lieu of Cash Distributions..............                10              12
   Shares Redeemed..........................................              (750)           (723)
                                                                     ---------        --------
                                                                             1             373
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                       YEAR         YEAR         YEAR        AUG. 15
                                       ENDED        ENDED        ENDED         TO
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  10.08     $   6.57     $   7.50     $  10.00
                                     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.09         0.09         0.07        (0.01)
  Net Gains (Loss) on Securities
    (Realized and Unrealized)......     (2.26)        3.50        (0.94)       (2.49)
                                     --------     --------     --------     --------
     Total from Investment
      Operations...................     (2.17)        3.59        (0.87)       (2.50)
                                     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.08)       (0.08)       (0.06)          --
  Net Realized Gains...............        --           --           --           --
                                     --------     --------     --------     --------
    Total Distributions............     (0.08)       (0.08)       (0.06)          --
                                     --------     --------     --------     --------
Net Asset Value, End of Period.....  $   7.83     $  10.08     $   6.57     $   7.50
                                     ========     ========     ========     ========
Total Return.......................    (21.73)%      55.31%        9.76%      (25.00)%#

Net Assets, End of Period
  (thousands)......................  $ 10,465     $ 13,476     $  6,337     $  8,858
  Ratio of Expenses to Average Net
    Assets (1)(a)..................      0.82%        0.76%        1.21%        1.35%*
  Ratio of Expenses to Average Net
    Assets
    (excluding waivers and
    assumption of
    expenses) (1)(a)...............      1.22%        1.16%        1.61%        1.75%*
  Ratio of Net Investment Income to
    Average Net Assets (a).........      0.98%        0.94%        1.00%       (0.20)%*
  Ratio of Net Investment Income to
    Average Net Assets (excluding
    waivers and assumption of
    expenses) (a)..................      0.58%        0.54%        0.60%       (0.60)%*
  Portfolio Turnover Rate..........       N/A          N/A          N/A          N/A
  Portfolio Turnover Rate of Master
    Fund Series ...................        12%          16%          10%           1%*(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio and its respective pro-rata share of its Master Fund Series expenses relating to the plan's investment.

(b)  Calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For the year ended November 30, 2000, the Advisor waived fees in the amount of $52,000.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the

Portfolio and its respective pro-rata share of its Master Fund Series expenses relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio will no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):


    Gross Unrealized Appreciation...........................   $ 1,710
    Gross Unrealized Depreciation...........................    (3,637)
                                                               -------
      Net...................................................   $(1,927)
                                                               =======

    At November 30, 2000, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,490,000 which expires on November 30, 2007.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

        EMERGING    MSCI EMERGING
        MARKETS      MARKETS FREE
         SERIES   INDEX (PRICE ONLY)
         $9,850        $10,000
May 94   $10,175             $10,320
Jun 94   $10,057             $10,018
Jul 94   $10,805             $10,635
Aug 94   $11,780             $11,942
Sep 94   $11,908             $12,066
Oct 94   $11,564             $11,832
Nov 94   $11,200             $11,204
Dec 94   $10,392             $10,296
Jan 95    $9,427              $9,194
Feb 95    $9,378              $8,950
Mar 95    $9,791              $8,985
Apr 95   $10,274              $9,371
May 95   $11,003              $9,844
Jun 95   $11,072              $9,853
Jul 95   $11,515             $10,059
Aug 95   $11,082              $9,809
Sep 95   $10,875              $9,749
Oct 95   $10,510              $9,367
Nov 95   $10,466              $9,191
Dec 95   $10,783              $9,581
Jan 96   $11,947             $10,253
Feb 96   $11,698             $10,073
Mar 96   $11,798             $10,133
Apr 96   $12,136             $10,502
May 96   $12,136             $10,429
Jun 96   $12,236             $10,472
Jul 96   $11,191              $9,738
Aug 96   $11,509              $9,973
Sep 96   $11,757             $10,045
Oct 96   $11,499              $9,770
Nov 96   $11,907              $9,922
Dec 96   $12,066              $9,954
Jan 97   $13,300             $10,624
Feb 97   $13,469             $11,072
Mar 97   $13,090             $10,754
Apr 97   $12,582             $10,735
May 97   $13,209             $11,014
Jun 97   $13,756             $11,580
Jul 97   $13,775             $11,729
Aug 97   $11,766             $10,223
Sep 97   $12,254             $10,490
Oct 97   $10,444              $8,760
Nov 97    $9,897              $8,435
Dec 97    $9,817              $8,619
Jan 98    $9,639              $7,936
Feb 98   $10,583              $8,760
Mar 98   $10,952              $9,111
Apr 98   $10,783              $8,994
May 98    $9,540              $7,734
Jun 98    $8,694              $6,907
Jul 98    $9,053              $7,101
Aug 98    $6,765              $5,022
Sep 98    $6,775              $5,326
Oct 98    $7,880              $5,880
Nov 98    $8,675              $6,363
Dec 98    $8,924              $6,247
Jan 99    $8,706              $6,142
Feb 99    $8,795              $6,197
Mar 99    $9,591              $6,994
Apr 99   $11,302              $7,849
May 99   $11,292              $7,779
Jun 99   $12,397              $8,646
Jul 99   $12,208              $8,398
Aug 99   $12,158              $8,468
Sep 99   $11,761              $8,171
Oct 99   $12,218              $8,338
Nov 99   $13,342              $9,082
Dec 99   $15,371             $10,226
Jan 00   $15,133             $10,267
Feb 00   $14,735             $10,399
Mar 00   $14,825             $10,433
Apr 00   $13,870              $9,430
May 00   $13,105              $9,020
Jun 00   $13,373              $9,308
Jul 00   $12,587              $8,819
Aug 00   $12,727              $8,849
Sep 00   $11,812              $8,065
Oct 00   $11,065              $7,477
Nov 00   $10,369              $6,819

         ANNUALIZED                                                    FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       MAY 1994
         ---------------------------------------------------------------------
                                      -22.67          -0.29            0.55

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
ISRAEL -- (11.1%)
COMMON STOCKS -- (11.1%)
 *Africa-Israel Investments, Ltd.......................         2,840  $    228,831
 *Africa-Israel Investments, Ltd.......................           155       127,198
 *Agis Industries (1983), Ltd..........................        21,736       186,171
 American Israeli Paper Mills, Ltd.....................         3,291       200,825
 Bank Hapoalim B.M.....................................     1,196,240     3,150,574
 Bank Leumi Le-Israel..................................     1,373,369     2,966,747
 Bezek, Ltd............................................       701,438     3,617,751
 Blue Square Chain Stores Properties Investment........        29,303       349,331
 *CLAL Electronics Industries, Ltd.....................         3,579       474,364
 *CLAL Industries, Ltd.................................       135,350     1,163,584
 CLAL Insurance, Ltd...................................        38,684       540,104
 Delek Israel Fuel Corp., Ltd. Series C................         4,584       327,616
 *Elbit Medical Imaging................................        17,319       127,033
 Elbit Systems, Ltd....................................        17,319       214,329
 Elbit, Ltd............................................        17,320       102,816
 Elite Industries, Ltd.................................         5,700       243,062
 Elron Electronic Industries, Ltd......................        19,701       542,925
 First International Bank of Israel....................        48,660       303,468
 First International Bank of Israel, Ltd...............       347,200       441,537
 *IDB Bankholding Corp., Ltd...........................        36,578     1,164,266
 *IDB Development Corp., Ltd. Series A.................        72,515     2,504,576
 Industrial Building Corp., Ltd........................       277,150       402,515
 Israel Chemicals, Ltd.................................     1,165,326     1,260,942
 Israel Corp. Series A.................................         5,500       949,144
 Koor Industries, Ltd..................................        16,466     1,227,057
 *M.A.Industries, Ltd..................................       162,937       357,146
 Matav Cable Israel....................................        19,027       313,490
 Migdal Insurance Holdings.............................       279,107       286,748
 Osem Investment, Ltd..................................        77,343       487,636
 Property and Building Corp., Ltd......................         3,973       290,931
 Super-Sol, Ltd. Series B..............................       210,226       738,922
 Tambour...............................................        26,898        32,828
 Teva Pharmaceutical Industries, Ltd...................       120,820     7,767,954
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,350)...................................                  33,092,421
                                                                       ------------
MALAYSIA -- (9.3%)
COMMON STOCKS -- (9.3%)
 AMMB Holdings Berhad..................................           362           358
 Amsteel Corp. Berhad..................................       264,000        20,842
 *Aokam Perdana Berhad.................................           333           216
 *Avenue Assets Berhad.................................        27,000         8,100
 Bandar Raya Developments Berhad.......................        23,000         7,142
 Batu Kawan Berhad.....................................       151,000       154,179
 Berjaya Group Berhad..................................        94,000         9,771
 Berjaya Land Berhad...................................        91,000        24,187
 Berjaya Sports Toto Berhad............................        79,000        92,721
 British American Tobacco Berhad.......................       148,000     1,489,737
 Carlsberg Brewery Malaysia Berhad.....................        79,000       216,210
 Commerce Asset Holding Berhad.........................       230,000       453,947
 Country Heights Holdings Berhad.......................        40,000        31,579
 DCB Sakura Merchant New Shares........................         4,100         2,579
 Genting Berhad........................................       259,000       606,605
 Golden Hope Plantations Berhad........................       521,000       477,126
 Guiness Anchor Berhad.................................       105,000        90,632

                                                               SHARES        VALUE+
                                                               ------        ------

 Highlands and Lowlands Berhad.........................       314,000  $    194,184
 Hong Leong Bank Berhad................................       426,250       361,191
 Hong Leong Credit Berhad..............................       232,300       345,393
 IOI Corp. Berhad......................................       439,000       300,368
 Jaya Tiasa Holdings Berhad............................        96,000        90,947
 Kuala Lumpur Kepong Berhad............................       293,500       355,289
 *Land - General Berhad................................        35,000         5,987
 *Leisure Management Berhad............................        35,000        49,184
 Lion Land Berhad......................................         1,000           108
 *MBF Holdings Berhad..................................       141,000         7,607
 Magnum Corp. Berhad...................................       779,500       330,262
 Malakoff Berhad.......................................       103,000       261,566
 Malayan Banking Berhad................................       846,000     3,116,842
 *Malayan United Industries Berhad.....................        70,000         7,737
 Malaysian Airlines System.............................       298,000       299,568
 Malaysian International Shipping Corp. (Foreign)......        85,666       151,043
 Malaysian Oxygen Berhad...............................        22,000        57,026
 Malaysian Pacific Industries..........................        28,000       156,947
 *Multi-Purpose Holdings Berhad........................        86,000        18,558
 Nestle (Malaysia) Berhad..............................       121,000       617,737
 Oriental Holdings Berhad..............................       268,608       302,537
 Oyl Industries Berhad.................................        47,000       162,026
 Perlis Plantations Berhad.............................       190,500       195,513
 Perusahaan Otomobil Nasional Berhad...................       282,000       328,011
 Petronas Dagangan Berhad..............................       147,000       116,053
 Petronas Gas Berhad...................................       943,000     1,687,474
 Public Bank Berhad (Foreign)..........................     1,107,799       909,561
 RHB Capital Berhad....................................       867,000       689,037
 RJ Reynolds Berhad....................................       135,000       132,158
 Ramatex Berhad........................................       222,000       151,895
 *Rashid Hussain Berhad................................        50,000        23,684
 *Renong Berhad........................................       460,000       176,737
 Resorts World Berhad..................................       567,000       865,421
 Sarawak Enterprise Corp. Berhad.......................       412,000       162,632
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       154,358
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,488,733
 Southern Bank Berhad..................................        48,440        27,152
 Southern Bank Berhad (Foreign)........................       143,437        75,493
 *Technology Resources (Industries) Berhad.............       264,000       193,832
 Telekom Malaysia Berhad...............................     1,305,000     4,258,421
 Tenaga Nasional Berhad................................     1,146,000     3,830,053
 *Time Engineering Berhad..............................       276,000       211,358
 Tractors Malaysia Holdings Berhad.....................        22,000        13,489
 United Engineering (Malaysia) Berhad..................       165,198       168,676
 YTL Corp. Berhad......................................       749,100       918,633
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,214,175)...................................                  27,656,412
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *YTL Corp. Berhad Warrants 06/26/09 (Cost $395).......         4,000           921
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,214,570)...................................                  27,657,333
                                                                       ------------

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
BRAZIL -- (8.6%)
PREFERRED STOCKS -- (6.3%)
 Ambev Cia de Bebidas das Americas.....................    12,453,835  $  2,627,632
 Aracruz Celulose SA Series B..........................       311,999       366,419
 Banco Bradesco SA.....................................   197,621,010     1,357,381
 Banco do Brasil SA....................................   126,670,000       457,241
 Banco do Estado de Sao Paulo SA.......................     2,500,000        85,794
 Banco Itau SA.........................................    35,500,000     2,707,278
 *Bradespar SA.........................................   197,621,010        97,458
 Brasileira de Distribuicao Pao de Acucar..............     8,330,000       279,937
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       103,182
 Centrais Electricas de Santa Catarin Celesc
   Series B............................................       180,000        51,248
 Cimento Portland Itau.................................       860,000       134,667
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       197,011
 Coteminas Cia Tecidos Norte de Minas..................     1,164,800        70,459
 Duratex SA............................................     2,900,000        76,668
 Electropaulo Electrecidade Metropolitana..............     8,395,000       389,250
 Embratel Participacoes SA.............................    38,582,922       472,743
 Ericsson Telecomunicacoes SA..........................    15,480,000       347,075
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875       124,996
 *Inepar Energia SA....................................         9,561             3
 *Inepar SA Industria e Construcoes....................    19,760,001        24,914
 *Inepar-Fem Equipamentos e Montagem SA................        11,856           697
 Investimentos Itau SA.................................     1,345,118     1,087,354
 Lojas Americanas SA...................................     2,166,794         3,635
 Lojas Renner SA.......................................       800,000         4,797
 Mahle Cofap Aneis SA..................................         5,100         6,015
 *Paranapanema SA......................................     2,120,000         4,096
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        46,265
 Sao Carlos Empreendimentos e Participacoes SA.........     2,166,794         4,351
 Serrana SA............................................         2,450         1,183
 Siderurgica Belgo-Mineira.............................       970,000        78,905
 Siderurgica de Tubarao Sid Tubarao....................    15,120,000       146,824
 *Siderurgica Paulista.................................        65,000        12,558
 Siderurgica Paulista Casipa Series B..................           325         1,403
 Suzano de Papel e Celulose............................        54,000       166,097
 Tele Celular Sul Participacoes SA.....................       137,922           276
 Tele Centro Oeste Celular Participacoes SA............       137,922           417
 Tele Centro-Sul Participacoes.........................    45,137,922       392,420
 *Tele Leste Celular Participacoes SA..................       176,996           101
 Tele Norte Celular Participacoes SA...................       137,922            84
 Tele Norte Leste Participacoes SA.....................    96,862,911     1,763,006
 Telemig Celular Participacoes SA......................       137,922           343
 Telenordeste Celular Participacoes SA.................       137,922           221
 Telesp Celular Participacoes..........................   176,941,089     1,498,708
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       622,803
 Usinas Siderurgicas de Minas Gerais SA................        52,039       211,657
 Vale do Rio Doce Series A.............................       121,160     2,420,835

                                                               SHARES        VALUE+
                                                               ------        ------

 Votorantim Celulose e Papel SA........................     9,467,325  $    247,787
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $16,667,933)...................................                  18,694,194
                                                                       ------------
COMMON STOCKS -- (2.3%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524        10,560
 Ambev Cia de Bebidas das Americas.....................     1,260,000       249,192
 Ceval Alimentos SA....................................    11,610,114        20,069
 *Cia Paulista de Forca e Luz..........................     2,258,921        72,376
 Embraco SA............................................       130,000        72,703
 Embraer Empresa Brasileira de Aeronautica.............       157,000     1,105,510
 Embratel Participacoes................................    57,550,000       555,627
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000         1,403
 Gerdau SA.............................................    36,040,000       274,663
 Inversiones Luz SA....................................     3,140,000        81,417
 Lojas Americanas SA...................................    14,042,476        25,166
 Petroquimica do Sul Copesul...........................     8,276,000       358,066
 Sao Carlos Empreendimentos e Participacoes SA.........    14,042,476        28,557
 *Seara Alimentos SA...................................    11,610,114         4,604
 Serrana SA............................................         2,054           982
 Siderurgica Nacional Sid Nacional.....................    26,651,000       697,805
 Souza Cruz Industria e Comercio.......................       101,000       406,173
 Tele Celular Sul Participacoes........................    57,550,000        95,677
 Tele Centro Oeste Celular Participacoes...............    57,550,000       252,505
 Tele Centro Sul Participacoes SA......................    57,550,000       383,585
 *Tele Leste Celular Participacoes.....................    73,854,224        63,832
 Tele Norte Celular Participacoes......................    57,550,000        49,740
 Tele Norte Leste Participacoes........................    57,550,710       791,464
 *Telefonica SA........................................        58,312       919,037
 Telemig Celular Participacoes.........................    57,550,000       175,554
 Telenordeste Celular Participacoes....................    57,550,000       103,869
 Unibanco Unias de Bancos Brasileiros SA...............     1,500,000        35,843
 VSMA (Cia Vidraria Santa Marina)......................        54,000        69,459
 *Vale do Rio Doce Series B............................        81,160             0
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       149,000        12,203
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,543,244)....................................                   6,917,641
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $23,211,177)...................................                  25,611,835
                                                                       ------------
GREECE -- (8.3%)
COMMON STOCKS -- (7.6%)
 Alpha Credit Bank.....................................        48,513     1,476,567
 Alpha Finance S.A.....................................        16,140       441,750
 Altec Information & Communication Systems S.A.........        80,805       577,169
 Aluminum of Attica S.A................................         7,540        36,611
 Aspis Pronia General Insurance S.A....................        18,180       148,439
 Athens Medical Center S.A.............................        85,395       609,954
 Attica Enterprises S.A. Holdings......................       118,751       872,486
 Bank of Attica S.A....................................        51,135       374,392
 Bank of Piraeus S.A...................................       176,585     2,317,275
 Delta Dairy S.A.......................................         2,610        27,113
 Delta Informatics S.A.................................        54,600       309,065
 *EFG Eurobank Ergasias S.A............................        37,397       836,234
 *Egnatia Bank S.A.....................................        39,950       220,523

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ethniki General Insurance Co..........................        43,944  $    563,188
 General Hellenic Bank.................................        33,012       422,240
 Halkor S.A............................................       119,280       502,961
 Hellenic Bottling Co., S.A............................        98,860     1,349,103
 *Hellenic Duty Free Shops S.A.........................        45,650       513,306
 *Hellenic Petroleum S.A...............................        72,970       680,645
 *Hellenic Sugar Industry S.A..........................        11,760       119,311
 Hellenic Technodomiki S.A.............................        97,775       419,779
 *Heracles General Cement Co...........................        57,550       761,095
 *Hyatt Regency S.A....................................        63,820       514,564
 Inform P. Lykos S.A...................................        13,790       253,735
 *Interamerican Hellenic Life Insurance Co. S.A........        35,340       536,007
 Intracom S.A..........................................        78,859     1,651,519
 Intrasoft S.A.........................................        53,739       562,376
 *Lambrakis Press S.A..................................        32,280       411,640
 Maillis (M.J.) S.A....................................        82,570       777,576
 *Metka S.A............................................         4,670        24,167
 *Minoan Lines S.A.....................................        35,490       153,277
 Mytilineos Holdings S.A...............................        62,620       492,887
 *N.B.G. Real Estate Development Co....................        39,520       182,296
 National Investment Bank for Industrial Development...        41,370       742,703
 Panafon Hellenic Telecommunications Co. S.A...........        73,410       511,217
 Sanyo Hellas S.A......................................         8,112        24,255
 Silver & Baryte Ores Mining Co. S.A...................        15,260       408,110
 *Technical Olympic S.A................................        11,250        32,343
 *Telesis Investment Bank S.A..........................         3,750        30,523
 Tiletipos S.A.........................................        23,910       207,139
 Titan Cement Co.......................................        43,060     1,564,793
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,535,788)...................................                  22,660,333
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
 *Greek Drachmas
   (Cost $2,087,344)...................................                   2,107,588
                                                                       ------------
TOTAL -- GREECE
  (Cost $34,623,132)...................................                  24,767,921
                                                                       ------------
THAILAND -- (8.2%)
COMMON STOCKS -- (8.1%)
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       352,635
 *Advanced Info Service Public Co., Ltd. (Foreign).....       593,100     5,928,496
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         2,111
 BEC World Public Co., Ltd. (Foreign)..................       306,700     1,567,849
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000       303,481
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600           900
 *Bank of Asia Public Co., Ltd. (Foreign)..............        21,450         3,231
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     4,125,500       498,993
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       321,000       298,521
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........     1,501,800       284,467

                                                               SHARES        VALUE+
                                                               ------        ------

 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       349,156  $  2,055,804
 *Five Stars Property Public Co., Ltd. (Foreign).......         8,360           362
 Hana Microelectronics Public Co., Ltd. (Foreign)......        79,000       198,318
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         3,215
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           274
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         4,893
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........    12,201,770     3,063,078
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           267
 Mutual Fund Public Co., Ltd. (Foreign)................           500           319
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150        84,847
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         1,583
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500           653
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     2,081,701
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       965,600       694,145
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       277,280
 *Siam City Cement Public Co., Ltd. (Foreign)..........       557,413     1,412,026
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,621,166       730,697
 Siam Makro Public Co., Ltd. (Foreign).................       727,100       862,859
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           695
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         2,246
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,957,200     2,347,454
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         1,267
 *Thai Military Bank Public Co., Ltd. (Foreign)........     4,483,500       583,223
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       233,809
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       552,300       441,149
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,857,660)...................................                  24,322,848
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Thailand Baht
   (Cost $158,546).....................................                     158,223
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bank of Asia Public Co., Ltd. (Foreign) Rights
   12/12/00............................................         5,362            12
 *Kiatnakin Finance and Securities Public Co., Ltd
   (Foreign) Rights 12/25/00...........................         2,560             0

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008...........................................     1,444,563  $          0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          12
                                                                       ------------
TOTAL -- THAILAND
  (Cost $38,016,206)...................................                  24,481,083
                                                                       ------------
TURKEY -- (7.8%)
COMMON STOCKS -- (7.8%)
 Akbank................................................   388,990,002     1,822,992
 Akcansa Cimento Sanayi ve Ticaret A.S.................    29,601,300       342,479
 Aksigorta A.S.........................................    42,705,000       531,611
 Alarko Holding........................................    16,351,888       508,889
 *Anadolu Efes Biracilik ve Malt Sanayi A.S............    25,141,292     1,270,290
 Arcelik A.S...........................................    37,810,098       719,859
 Aygaz.................................................    17,315,840       526,209
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........     8,648,543       297,651
 *Cukurova Elektrik A.S................................       389,000       276,304
 *Dogan Sirketler Grubu Holdings A.S...................    72,434,152       572,840
 Enka Holding..........................................     3,842,819       495,255
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    34,503,000       669,528
 *Hurriyet Gazette.....................................    43,522,635       318,700
 Koc Holding A.S.......................................    49,867,992     1,862,338
 Migros Turk A.S.......................................     6,608,025       609,689
 Netas Northern Electric Telekomunikasyon A.S..........     8,759,000       769,666
 *Otosan Otomobil A.S..................................    21,546,000       915,084
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................     1,068,000       104,795
 Tat Konserve..........................................             5             0
 *Tofas Turk Otomobil Fabrikasi A.S....................    72,073,889       633,323
 Trakya Cam Sanayii A.S................................    49,411,149       434,183
 *Turk Sise ve Cam Fabrikalari A.S.....................    45,423,009       325,963
 *Turkiye Garanti Bankasi A.S..........................   187,202,870     1,151,485
 Turkiye Is Bankasi A.S. Series C......................   441,903,000     5,565,725
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       421,578
 *Yapi ve Kredi Bankasi A.S............................   390,209,892     2,057,298
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,836,517)...................................                  23,203,734
                                                                       ------------
MEXICO -- (7.7%)
COMMON STOCKS -- (7.7%)
 *Altos Hornos de Mexico S.A...........................        97,000        28,398
 Apasco S.A. de C.V....................................        69,000       359,291
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................       768,000     1,518,012
 Cementos de Mexico S.A. de C.V. Series B..............       252,982     1,002,766
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       175,000       167,372
 Desc S.A. de C.V. Series B............................       295,000       125,396
 Desc S.A. de C.V. Series C............................         6,905         2,935
 El Puerto de Liverpool S.A. Series C1.................       339,500       461,075
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       207,900        45,291
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       551,529

                                                               SHARES        VALUE+
                                                               ------        ------

 Fomento Economico Mexicano Series B & D...............       270,000  $    929,630
 *Gruma S.A. de C.V. Series B..........................        90,406        68,211
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       550,095
 *Grupo Financiero Banamex Accival SA de Series O......     1,170,561     1,609,643
 *Grupo Financiero Bancomer S.A. de C.V. Series L......         7,792         3,412
 *Grupo Financiero Bancomer S.A. de C.V. Series O......     1,246,380       728,474
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................        30,000             0
 *Grupo Financiero Inbursa Series O....................       239,699       878,793
 *Grupo Gigante S.A. de C.V. Series B..................       113,800       166,887
 Grupo Industrial Alfa S.A. Series A...................       150,290       231,579
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       562,368
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000        58,405
 Grupo Modelo S.A. de C.V. Series C....................       312,000       745,999
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................       700,000     1,629,083
 *Hylsamex S.A. de C.V. Series B.......................        60,000        47,757
 Industrias Penoles S.A. de C.V........................       103,000        92,818
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       561,890
 Nueva Grupo Mexico SA de CV Series B..................       172,000       475,229
 Organizacion Soriana S.A. de C.V. Series B............       150,000       422,414
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       162,016
 Telefonos de Mexico S.A. Series A.....................       100,000       244,416
 Telefonos de Mexico S.A. Series L.....................     3,042,000     7,273,490
 Tubos de Acero de Mexico S.A..........................        17,000       225,819
 Vitro S.A.............................................       121,600       111,130
 *Walmart de Mexico S.A. de C.V. Series C..............       417,000       819,802
 *Walmart de Mexico S.A. de C.V. Series V..............       137,180       297,387
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,304,254)...................................                  23,158,812
                                                                       ------------
CHILE -- (7.1%)
COMMON STOCKS -- (7.1%)
 BBV Banco BHIF ADR....................................        30,000       427,500
 Banco de Santiago SA ADR..............................        84,800     1,696,000
 *Banco Edwards SA ADR.................................        55,248       676,788
 Banco Santander Chile Sponsored ADR...................       102,500     1,473,437
 Chilgener SA ADR......................................        92,600     1,449,769
 *Cia Telecom de Chile ADR.............................       207,000     2,969,156
 Compania Cervecerias Uni ADR..........................        66,400     1,315,550
 Cristalerias de Chile SA ADR..........................        14,500       228,375
 Distribucion y Servicio D&S SA ADR....................       100,500     1,689,656
 Embotelladora Andina SA Andina ADR....................        81,300       945,112
 Embotelladora Andina SA Andina Series B ADR...........        57,700       537,331
 *Empresa Nacional de Elec ADR.........................       273,818     2,755,294
 *Empresas Telex - Chile SA ADR........................         7,880        29,058
 *Enersis SA ADR.......................................       139,503     2,375,910

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Laboratorio Chile SA Labchile ADR.....................        30,000  $    476,250
 Lan Chile SA ADR......................................        86,400       577,800
 *Madeco SA ADR........................................        44,500       208,594
 Masisa SA ADR.........................................        16,500       211,406
 Santa Isabel SA ADR...................................        15,500        96,391
 Sociedad Quimica y Minera Chile ADR...................        29,502       536,568
 Vina Concha y Toro SA Conchatoro ADR..................        14,600       533,813
                                                                       ------------
TOTAL -- CHILE
  (Cost $24,799,606)...................................                  21,209,758
                                                                       ------------
SOUTH KOREA -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Daewoo Securities Co., Ltd...........................        56,445       234,519
 *Good Morning Securities Co...........................        52,660       105,497
 *Hyundai Engineering & Construction Co., Ltd..........       119,254       160,908
 Hyundai Motor Co., Ltd................................        95,919     1,025,908
 Hyundai Securities Co., Ltd...........................        49,011       250,406
 Kookmin Bank..........................................       205,128     2,286,781
 Korea Electric Power Corp.............................       118,650     2,245,204
 Korea Mobile Telecommunications Corp..................         1,670       335,248
 LG Chemical, Ltd......................................        68,329       607,140
 LG Electronics, Inc...................................       120,133     1,176,169
 LG Insurance Co., Ltd.................................         3,410         4,264
 Pohang Iron & Steel Co., Ltd..........................         2,580       154,530
 S-Oil Corp............................................        32,080       702,063
 S1 Corporation........................................        20,238       188,983
 SK Corp., Ltd.........................................        78,203       749,566
 Samsung Display Devices, Ltd..........................        32,478     1,215,797
 *Samsung Electro-Mechanics Co., Ltd...................        51,654     1,321,675
 Samsung Electronics Co., Ltd..........................        36,128     4,815,254
 Samsung Fire and Marine Insurance, Ltd................        32,751       794,890
 Shinhan Bank Co., Ltd.................................       158,242     1,451,633
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $15,036,557)...................................                  19,826,435
                                                                       ------------
ARGENTINA -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Acindar Industria Argentina de Aceros SA Series B....       649,000       496,589
 *Alpargatas SA Industrial y Comercial.................         1,078             0
 *Alto Palermo SA Series A.............................         5,000        25,005
 *Banco del Sud Sociedad Anonima Series B..............        29,000        35,968
 Banco Frances del Rio de la Plata SA..................       428,209     2,741,113
 *Capex SA Series A....................................        52,892       269,811
 *Celulosa Argentina SA Series B.......................        37,500         6,001
 Central Costanera SA Series B.........................       114,100       155,209
 *Central Puerto SA Series B...........................        16,000        16,163
 *Garovaglio y Zorraquin SA............................        28,000         9,242
 Gas Natural SA, Buenos Aires..........................       345,000       559,017
 *Grupo Financiero Galicia SA Series B.................     1,790,110     2,488,776
 *IRSA Inversiones y Representaciones SA...............       643,420     1,100,479
 *Juan Minetti SA......................................       329,983       415,866
 Ledesma S.A.A.I.......................................       135,378        71,765
 Metrogas SA Series B..................................       543,115       440,016
 *Molinos Rio de la Plata SA Series B..................       646,833     1,048,090

                                                               SHARES        VALUE+
                                                               ------        ------

 PC Holdings SA Series B, Buenos Aires.................     1,964,901  $  2,790,746
 *Renault Argentina SA.................................       176,559        84,766
 Siderar SAIC Series A.................................       594,876     1,398,252
 Siderca SA Series A...................................       714,907     1,444,415
 *Sociedad Comercial del Plata.........................       187,740        14,647
 *Solvay Indupa S.A.I.C................................       555,366       271,631
 Telecom Argentina Stet-France SA Series B.............       817,000     2,418,828
 Transportadora de Gas del Sur SA Series B.............       968,000     1,403,895
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $25,553,242)...................................                  19,706,290
                                                                       ------------
PHILIPPINES -- (5.6%)
COMMON STOCKS -- (5.6%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       178,105
 Ayala Corp............................................    13,893,600     2,015,866
 Ayala Land, Inc.......................................    18,687,576     1,751,137
 Bank of the Philippine Island.........................     1,840,426     1,984,204
 *Belle Corp...........................................     4,916,000        77,272
 Equitable PCI Bank, Inc...............................       875,000     1,057,971
 *Filinvest Development Corp...........................     4,664,500        68,619
 *Filinvest Land, Inc..................................     9,822,000       237,517
 *International Container Terminal Services, Inc.......     1,525,837        22,139
 La Tondena Distillers, Inc............................       693,200       412,093
 *Metro Pacific Corp...................................    17,813,860       208,209
 *Metropolitan Bank & Trust Co.........................       654,927     2,243,655
 *Petron Corp..........................................    19,893,000       416,915
 Philippine Long Distance Telephone Co.................       174,940     2,837,914
 *Philippine National Bank.............................       259,975       201,700
 SM Prime Holdings, Inc................................    22,614,000     2,278,566
 *Security Bank Corp...................................       320,842       157,598
 *Southeast Asia Cement Holdings, Inc..................        30,190           170
 Union Bank of the Philippines.........................       812,300       401,049
 Universal Robina Corp.................................     2,871,000       248,780
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,447,340)...................................                  16,799,479
                                                                       ------------
INDONESIA -- (4.9%)
COMMON STOCKS -- (4.9%)
 PT Asahimas Flat Glass Co., Ltd.......................        75,000         5,113
 PT Astra Agro Lestari Tbk.............................     1,932,000       202,629
 *PT Astra International Tbk...........................     2,976,000       710,083
 *PT Bakrie & Brothers Tbk.............................     1,259,000        10,564
 *PT Bank International Indonesia......................    13,677,191        64,551
 *PT Bank Lippo Tbk....................................    32,812,000       223,687
 *PT Barito Pacific Timber.............................       910,000        16,702
 *PT Bimantara Citra...................................       589,000        57,142
 PT Charoen Pokphand Tbk...............................        95,000        25,656
 *PT Ciputra Development Tbk...........................       563,300         8,566
 *PT Citra Marga Nusaphala Persada.....................       960,000        48,329
 PT Dankos Laboratories................................       147,000         9,636
 *PT Duta Pertiwi......................................       200,000        11,537
 *PT Gajah Tunggal Tbk.................................     2,977,000       120,208
 *PT Gt Kabel Indonesia Tbk............................       212,000         2,668
 *PT GT Petrochem Industries Tbk.......................        70,000         1,560
 PT Hanjaya Mandala Sampoerna Tbk......................       949,500     1,399,155
 *PT Hero Supermarket Tbk..............................        78,000         9,203
 *PT Indah Kiat Pulp & Paper Corp......................     6,161,601       549,297
 *PT Indocement Tunggal Prakarsa.......................     3,090,000       494,223

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *PT Indofood Sukses Makmur Tbk........................    11,716,400  $  1,013,778
 PT Indorama Synthetics Tbk............................       365,580        30,674
 PT Indosat (Persero) Tbk..............................     1,324,500     1,250,228
 *PT Jakarta International Hotel and Development Tbk...       362,500        19,200
 PT Jaya Real Property.................................       305,000        17,594
 PT Kalbe Farma Tbk....................................     1,410,000        53,237
 *PT Kawasan Industry Jababeka Tbk.....................       407,333         6,408
 *PT Lippo Land Development Tbk........................       174,000         4,562
 PT Makindo Tbk........................................     1,207,000       496,869
 PT Matahari Putra Prima Tbk Foreign...................     2,543,000       160,027
 *PT Mayorah Indah.....................................       288,720        18,169
 PT Medco Energi International Tbk.....................     2,992,000       313,802
 PT Modern Photo Tbk...................................       154,000        17,363
 *PT Mulia Industrindo.................................       850,680        33,457
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821        54,216
 *PT Pakuwon Jati Tbk..................................       312,000         4,663
 *PT Panasia Indosyntec Tbk............................       103,600         5,704
 PT Perusahaan Rokok Tjap Gudang Garam.................     2,206,500     3,054,727
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        11,351
 PT Ramayana Lestari Sentosa Tbk.......................       896,000       462,817
 PT Sari Husada Tbk....................................        13,440         6,343
 *PT Semen Cibinong Tbk................................       231,000        10,539
 PT Semen Gresik.......................................       759,002       469,666
 *PT Summarecon Agung..................................        87,838         1,681
 PT Telekomunikasi Indonesia (Persero) Series B........     9,440,820     2,425,886
 PT Tempo Scan Pacific.................................        19,500         6,596
 PT Tigaraksa Satria Tbk...............................        25,200         7,929
 PT Timah Tbk..........................................       327,000        51,444
 PT Unggul Indah Corp. Tbk.............................       141,570        16,518
 PT Unilever Indonesia Tbk.............................       535,000       701,388
 *PT United Tractors...................................       168,000         7,400
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $38,815,642)...................................                  14,704,745
                                                                       ------------
HUNGARY -- (2.9%)
COMMON STOCKS -- (2.9%)
 Borsodchem RT.........................................        39,081       847,440
 *Budapesti Elektromos Muvek RT........................           185         8,692
 *Delmagyarorszagi Aramszolgaltato Demasz RT...........         2,275       101,653
 *Egis RT..............................................        29,816     1,034,457
 Gedeon Richter, Ltd...................................        31,887     1,478,746
 *Hungarian Telecommunications Co......................       287,807       946,530
 Magyar Olay-Es Gazipari RT............................       106,436     1,398,774
 OTP Bank, Ltd.........................................        33,133     1,469,582
 *Tiszai Vegyi Kombinat RT.............................        92,816     1,417,996
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $10,630,841)...................................                   8,703,870
                                                                       ------------

                                                               SHARES        VALUE+
                                                               ------        ------

POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Agora SA.............................................        47,698  $    861,224
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............        92,454     1,178,834
 *Bank Przemyslowo-Handlowy SA.........................         6,883       322,202
 Bank Slaski SA........................................         9,815       492,271
 *Big Bank Gdanski SA..................................       449,930       571,677
 *Browary Zywiec SA....................................         6,790       332,984
 *Elektrim SA..........................................        86,378       799,065
 *Frantschach Swiecie SA...............................        52,999       217,969
 *Kredyt Bank SA.......................................        99,475       343,698
 *Optimus SA...........................................         6,873       150,142
 *Orbis SA.............................................        48,841       274,357
 Polish Telecom TPSA...................................       203,626     1,107,527
 Powszechny Bank Kredytowy SA..........................        28,842       599,201
 Prokom Software SA....................................        13,462       454,625
 *Wielkopolski Bank Kredytowy SA.......................        72,944       395,118
                                                                       ------------
TOTAL -- POLAND
  (Cost $9,360,340)....................................                   8,100,894
                                                                       ------------
PORTUGAL -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Sonae SGPS SA
   (Cost $246,551).....................................       371,770       404,530
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $78,998)......................................                      79,887
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhatten Bank N.A. 6.25%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   10.75%, 08/15/05, valued at $7,486,875) to be
   repurchased at $7,337,274.
   (Cost $7,336,000)...................................  $      7,336     7,336,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $352,853,323)++....                $298,845,027
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $357,175,649.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKET SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $   298,845
Cash........................................................        1,493
Receivables:
  Dividends and Interest....................................          500
  Investment Securities Sold................................          298
                                                              -----------
    Total Assets............................................      301,136
                                                              -----------

LIABILITIES:
Payables:
  Investment Securities Purchased...........................        4,104
  Fund Shares Redeemed......................................          117
Accrued Expenses and Other Liabilities......................          189
                                                              -----------
    Total Liabilities.......................................        4,410
                                                              -----------

NET ASSETS..................................................  $   296,726
                                                              ===========

INVESTMENTS AT COST.........................................  $   352,853
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $794).........         $   5,726
  Interest..................................................               736
                                                                     ---------
        Total Investment Income.............................             6,462
                                                                     ---------
EXPENSES
  Investment Advisory Services..............................               359
  Accounting & Transfer Agent Fees..........................               405
  Custodian Fees............................................               861
  Legal Fees................................................                 4
  Audit Fees................................................                 8
  Shareholders' Reports.....................................                 6
  Trustees' Fees and Expenses...............................                 4
  Other.....................................................                22
                                                                     ---------
    Total Expenses..........................................             1,669
                                                                     ---------
NET INVESTMENT INCOME.......................................             4,793
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold...........            19,808
  Net Realized Loss on Foreign Currency Transactions........              (238)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (108,190)
    Translation of Foreign Currency Denominated Amounts.....               (59)
                                                                     ---------
NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY......           (88,679)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ (83,886)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2000            1999
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   4,793        $  3,816
  Net Realized Gain (Loss) on Investment Securities Sold....            19,808          (3,653)
  Net Realized Loss on Foreign Currency Transactions........              (238)           (223)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (108,190)        121,183
    Translation of Foreign Currency Denominated Amounts.....               (59)              2
                                                                     ---------        --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................           (83,886)        121,125
                                                                     ---------        --------
Transactions in Interest:
  Contributions.............................................            66,776          33,845
  Withdrawals...............................................           (30,339)        (42,427)
                                                                     ---------        --------
    Net Increase (Decrease) From Transactions in Interest...            36,437          (8,582)
                                                                     ---------        --------
    Total Increase (Decrease)...............................           (47,449)        112,543
NET ASSETS
  Beginning of Period.......................................           344,175         231,632
                                                                     ---------        --------
  End of Period.............................................         $ 296,726        $344,175
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                             2000         1999         1998         1997         1996
                           ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....      N/A+         N/A+         N/A+         N/A+         N/A+
                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income...............        --           --           --           --           --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        --           --           --           --           --
                           --------     --------     --------     --------     --------
    Total from Investment
      Operations.........        --           --           --           --           --
                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............        --           --           --           --           --
  Net Realized Gains.....        --           --           --           --           --
                           --------     --------     --------     --------     --------
    Total
      Distributions......        --           --           --           --           --
                           --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................      N/A+         N/A+         N/A+         N/A+         N/A+
                           ========     ========     ========     ========     ========
Total Return.............      N/A+         N/A+         N/A+         N/A+         N/A+

Net Assets, End of Period
  (thousands)............  $296,726     $344,175     $231,632     $220,941     $162,075
Ratio of Expenses to
  Average Net Assets.....      0.46%        0.46%        0.53%        0.54%        0.66%
Ratio of Net Investment
  Income to Average
  Net Assets.............      1.33%        1.34%        1.66%        1.63%        1.63%
Portfolio Turnover
  Rate...................        12%          16%          10%           1%           0%

--------------

N/A+ Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $76,143
Sales.......................................................   40,446

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $   55,107
Gross Unrealized Depreciation...............................    (113,438)
                                                              ----------
  Net.......................................................  $  (58,331)
                                                              ==========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets
Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

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